Performance Management	Jan. 31, 2026
MFS Global High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (0.50)%. During the period(s) shown in the bar chart, the highest quarterly return was 8.93% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (12.35)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS Global High Yield Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent		8.17%	(2.15%)	1.26%
ICE BofA Global High Yield - Constrained Index (USD Hedged) | Average Annual Return, Label [Optional Text]	ICE BofA Global High Yield - Constrained Index (USD Hedged)
ICE BofA Global High Yield - Constrained Index (USD Hedged) | Average Annual Return, Percent		8.45%	4.09%	6.26%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		3.64%	3.12%	4.95%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		1.52%	0.74%	2.72%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.11%	1.28%	2.79%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		3.43%	2.93%	4.77%
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		6.44%	3.24%	4.77%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		8.51%	4.28%	5.67%
Class R1 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R1 | Average Annual Return, Percent		7.44%	3.25%	4.60%
Class R2 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R2 | Average Annual Return, Percent		7.97%	3.77%	5.14%
Class R3 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R3 | Average Annual Return, Percent		8.23%	4.03%	5.46%
Class R4 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R4 | Average Annual Return, Percent		8.49%	4.29%	5.67%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		8.62%	4.42%	5.77%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Global High Yield Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(0.50%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(12.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (0.68)%. During the period(s) shown in the bar chart, the highest quarterly return was 7.00% (for the calendar quarter ended March 31, 2019) and the lowest quarterly return was (10.23)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS High Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index | Average Annual Return, Percent		8.62%	4.50%	6.52%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		4.07%	2.81%	4.79%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		1.52%	0.55%	2.58%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.35%	1.12%	2.68%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		3.53%	2.55%	4.65%
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		6.88%	2.94%	4.62%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		8.96%	3.96%	5.51%
Class R1 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R1 | Average Annual Return, Percent		7.53%	2.87%	4.46%
Class R2 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R2 | Average Annual Return, Percent		8.08%	3.32%	4.92%
Class R3 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R3 | Average Annual Return, Percent		8.70%	3.64%	5.21%
Class R4 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R4 | Average Annual Return, Percent		8.95%	3.97%	5.54%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		9.07%	4.08%	5.62%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS High Income Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(0.68%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.00%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.23%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS High Yield Pooled Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (0.40)%. During the period(s) shown in the bar chart, the highest quarterly return was 7.30% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (10.58)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS High Yield Pooled Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index | Average Annual Return, Percent		8.62%	4.50%	6.52%
Fund Shares | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Fund Shares | Average Annual Return, Percent		9.44%	4.61%	6.19%
Fund Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Fund Shares | After Taxes on Distributions | Average Annual Return, Percent		6.36%	1.93%	3.53%
Fund Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Fund Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.51%	2.31%	3.57%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS High Yield Pooled Portfolio | Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(0.40%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Municipal High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Performance Additional Market Index [Text]	As of December 31, 2025, the MFS Municipal High Income Fund Blended Index (the Blended Index) consisted of the following indices and weightings: 50% Bloomberg Municipal Bond Index and 50% Bloomberg Municipal High Yield 2% Issuer Capped Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 0.27%. During the period(s) shown in the bar chart, the highest quarterly return was 8.26% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (7.11)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS Municipal High Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
MFS Municipal High Income Fund Blended Index | Average Annual Return, Label [Optional Text]	MFS Municipal High Income Fund Blended Index
MFS Municipal High Income Fund Blended Index | Average Annual Return, Percent		3.46%	1.56%	3.32%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(0.89%)	0.44%	2.62%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(0.92%)	0.40%	2.58%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.16%	1.16%	2.87%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(1.21%)	0.22%	2.45%
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		1.50%	0.31%	2.25%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.50%	1.31%	3.08%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		3.58%	1.39%	3.13%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

As of December 31, 2025, the MFS Municipal High Income Fund Blended Index (the Blended Index) consisted of the following indices and weightings: 50% Bloomberg Municipal Bond Index and 50% Bloomberg Municipal High Yield 2% Issuer Capped Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Municipal High Income Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	0.27%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(7.11%)
Lowest Quarterly Return, Date	Mar. 31, 2022